Schedule of Investments (unaudited)	iShares® MSCI USA Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Huntington Ingalls Industries Inc.	12,664	$2,567,373
Textron Inc.	71,131	5,253,024
		7,820,397
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	42,021	4,075,617
Expeditors International of Washington Inc.	53,117	6,547,201
		10,622,818
Auto Components — 0.7%
Autoliv Inc.	26,065	2,524,395
BorgWarner Inc.	75,076	3,383,676
Lear Corp.	18,879	3,244,356
		9,152,427
Automobiles — 1.8%
General Motors Co.(a)	407,104	22,158,671
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,855	1,406,030
Biotechnology — 1.7%
Biogen Inc.(a)	47,822	12,753,171
Horizon Therapeutics PLC(a)	66,743	8,003,153
		20,756,324
Building Products — 3.7%
A O Smith Corp.	42,634	3,115,266
Carrier Global Corp.	256,898	13,417,783
Fortune Brands Home & Security Inc.	43,150	4,375,410
Johnson Controls International PLC	226,111	16,589,764
Masco Corp.	80,644	5,286,214
Owens Corning	32,947	3,077,579
		45,862,016
Capital Markets — 3.7%
Franklin Resources Inc.	95,248	2,999,360
Invesco Ltd.	122,549	3,113,970
MarketAxess Holdings Inc.	11,917	4,870,120
Raymond James Financial Inc.	58,304	5,748,191
SEI Investments Co.	38,310	2,415,063
State Street Corp.	110,457	10,885,537
T Rowe Price Group Inc.	71,558	15,519,499
		45,551,740
Chemicals — 2.3%
Celanese Corp.	35,807	5,783,189
CF Industries Holdings Inc.	66,810	3,794,808
Corteva Inc.	233,626	10,080,962
Eastman Chemical Co.	42,609	4,432,614
Mosaic Co. (The)	113,056	4,699,738
		28,791,311
Commercial Services & Supplies — 0.2%
Rollins Inc.	69,561	2,450,634

Communications Equipment — 3.2%
Cisco Systems Inc.	577,425	32,318,477
F5 Networks Inc.(a)	19,362	4,088,286
Juniper Networks Inc.	103,053	3,042,125
		39,448,888
Consumer Finance — 0.5%
Ally Financial Inc.	117,235	5,596,799
Security	Shares	Value

Containers & Packaging — 1.0%
International Paper Co.	116,588	$5,790,926
Packaging Corp. of America	29,740	4,085,384
Sealed Air Corp.	48,628	2,884,613
		12,760,923
Distributors — 0.9%
LKQ Corp.(a)	90,439	4,981,380
Pool Corp.	12,638	6,510,592
		11,491,972
Diversified Telecommunication Services — 1.1%
Verizon Communications Inc.	261,707	13,867,854

Electric Utilities — 2.3%
Exelon Corp.	306,496	16,302,522
NRG Energy Inc.	76,695	3,059,364
Pinnacle West Capital Corp.	35,394	2,282,559
PPL Corp.	239,780	6,905,664
		28,550,109
Electrical Equipment — 1.2%
Eaton Corp. PLC	29,764	4,903,917
Generac Holdings Inc.(a)	19,611	9,777,260
		14,681,177
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics Inc.(a)	23,426	2,711,560
Cognex Corp.	55,206	4,835,494
IPG Photonics Corp.(a)	11,644	1,851,512
Keysight Technologies Inc.(a)	58,431	10,518,749
TE Connectivity Ltd.	103,039	15,043,694
Zebra Technologies Corp., Class A(a)	16,792	8,966,088
		43,927,097
Entertainment — 3.1%
Activision Blizzard Inc.	243,214	19,016,903
Electronic Arts Inc.	90,293	12,663,593
Take-Two Interactive Software Inc.(a)	35,661	6,454,641
		38,135,137
Equity Real Estate Investment Trusts (REITs) — 2.2%
Omega Healthcare Investors Inc.	70,893	2,081,419
Public Storage	49,418	16,415,671
Weyerhaeuser Co.	234,511	8,376,733
		26,873,823
Food & Staples Retailing — 2.9%
Kroger Co. (The)	227,138	9,090,063
Walmart Inc.	178,209	26,627,989
		35,718,052
Food Products — 2.2%
Archer-Daniels-Midland Co.	175,315	11,262,236
Bunge Ltd.	44,014	4,077,457
JM Smucker Co. (The)	34,368	4,222,452
Tyson Foods Inc., Class A	92,581	7,403,703
		26,965,848
Gas Utilities — 0.5%
Atmos Energy Corp.	38,529	3,549,291
UGI Corp.	61,511	2,670,193
		6,219,484
Health Care Equipment & Supplies — 1.4%
ABIOMED Inc.(a)	14,050	4,665,162
Cooper Companies Inc. (The)	15,442	6,438,079

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic Inc.(a)	80,807	$5,923,961
		17,027,202
Health Care Providers & Services — 4.7%
Anthem Inc.	67,518	29,379,107
DaVita Inc.(a)	22,329	2,305,246
Henry Schein Inc.(a)	44,744	3,416,205
Laboratory Corp. of America Holdings(a)	30,653	8,798,024
Molina Healthcare Inc.(a)	18,174	5,374,415
Quest Diagnostics Inc.	41,854	6,143,330
Universal Health Services Inc., Class B	24,411	3,029,405
		58,445,732
Health Care Technology — 0.6%
Cerner Corp.	96,226	7,148,630
Household Durables — 3.6%
DR Horton Inc.	108,360	9,673,297
Garmin Ltd.	48,141	6,913,048
Lennar Corp., Class A	85,775	8,571,496
Mohawk Industries Inc.(a)	18,750	3,322,687
Newell Brands Inc.	120,023	2,747,326
NVR Inc.(a)	1,099	5,379,385
PulteGroup Inc.	83,389	4,009,343
Whirlpool Corp.	19,785	4,171,272
		44,787,854
Insurance — 2.3%
Allstate Corp. (The)	95,080	11,758,544
Erie Indemnity Co., Class A, NVS	7,976	1,641,541
Fidelity National Financial Inc.	86,475	4,143,017
Globe Life Inc.	27,028	2,406,032
Hartford Financial Services Group Inc. (The)	112,288	8,189,164
MetLife Inc.	184	11,555
		28,149,853
Interactive Media & Services — 0.3%
IAC/InterActiveCorp.(a)	24,750	3,771,157
Meta Platforms Inc, Class A(a)	843	272,770
		4,043,927
Internet & Direct Marketing Retail — 3.0%
Amazon.com Inc.(a)	6,235	21,027,101
eBay Inc.	213,609	16,388,083
		37,415,184
IT Services — 2.9%
Akamai Technologies Inc.(a)	50,829	5,360,426
Cognizant Technology Solutions Corp., Class A.	166,573	13,007,686
EPAM Systems Inc.(a)	17,440	11,741,306
Jack Henry & Associates Inc.	23,859	3,972,046
Western Union Co. (The)	129,057	2,351,418
		36,432,882
Life Sciences Tools & Services — 2.1%
Agilent Technologies Inc.	17,902	2,819,386
Bio-Rad Laboratories Inc., Class A(a)	7,008	5,569,117
Waters Corp.(a)	19,537	7,180,824
West Pharmaceutical Services Inc.	23,061	9,913,463
		25,482,790
Machinery — 1.5%
Cummins Inc.	46,110	11,059,022
Pentair PLC.	52,080	3,852,358
Snap-on Inc.	17,026	3,460,194
		18,371,574
Security	Shares	Value

Media — 0.6%
Discovery Inc., Class A(a)(b)	51,100	$1,197,784
Discovery Inc., Class C, NVS(a)(b)	94,972	2,142,568
Fox Corp., Class B	48,275	1,784,244
News Corp., Class A, NVS.	122,833	2,812,876
		7,937,472
Metals & Mining — 1.2%
Nucor Corp.	94,809	10,585,425
Steel Dynamics Inc.	65,974	4,359,562
		14,944,987
Multi-Utilities — 2.0%
Ameren Corp.	77,063	6,495,640
Consolidated Edison Inc.	107,547	8,109,044
Public Service Enterprise Group Inc.	157,939	10,076,508
		24,681,192
Multiline Retail — 2.7%
Target Corp.	127,865	33,196,311

Pharmaceuticals — 0.2%
Jazz Pharmaceuticals PLC(a)	19,054	2,534,944
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	43,042	3,738,628
Robert Half International Inc.	35,527	4,017,038
		7,755,666
Real Estate Management & Development — 0.9%
CBRE Group Inc., Class A(a)	105,368	10,966,701

Road & Rail — 2.1%
AMERCO.	3,087	2,275,088
JB Hunt Transport Services Inc.	26,521	5,229,676
Kansas City Southern	17,163	5,324,821
Knight-Swift Transportation Holdings Inc.	49,420	2,801,620
Old Dominion Freight Line Inc.	31,213	10,654,557
		26,285,762
Semiconductors & Semiconductor Equipment — 6.9%
Intel Corp.	553,223	27,107,927
Micron Technology Inc.	328,097	22,671,502
Qorvo Inc.(a)	35,521	5,975,698
Skyworks Solutions Inc.	51,790	8,655,663
Teradyne Inc.	51,870	7,170,509
Texas Instruments Inc.	76,134	14,273,602
		85,854,901
Software — 9.3%
Bentley Systems Inc., Class B(b)	53,816	3,183,216
Cadence Design Systems Inc.(a)	87,577	15,160,455
Citrix Systems Inc.	38,564	3,653,168
Microsoft Corp.	128,868	42,735,206
Oracle Corp.	357,906	34,337,502
Synopsys Inc.(a)	47,380	15,786,068
		114,855,615
Specialty Retail — 1.9%
Advance Auto Parts Inc.	20,549	4,634,210
Bath & Body Works Inc.	19,979	1,380,349
Best Buy Co. Inc.	73,195	8,947,357
Tractor Supply Co.	36,474	7,921,059
		22,882,975
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	340,493	51,005,851
Hewlett Packard Enterprise Co.	407,981	5,976,922

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	391,390	$11,870,859
NetApp Inc.	70,188	6,267,788
Seagate Technology Holdings PLC.	66,904	5,959,139
		81,080,559
Trading Companies & Distributors — 2.0%
Fastenal Co.	180,331	10,293,293
United Rentals Inc.(a)	22,678	8,597,457
WW Grainger Inc.	13,962	6,465,942
		25,356,692
Total Common Stocks — 99.8%
(Cost: $960,672,677)		1,234,448,936

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	4,672,454	4,674,790
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,378,000	$2,378,000
		7,052,790
Total Short-Term Investments — 0.5%
(Cost: $7,052,790)		7,052,790

Total Investments in Securities — 100.3%
(Cost: $967,725,467)		1,241,501,726

Other Assets, Less Liabilities — (0.3)%		(4,224,900)

Net Assets — 100.0%		$1,237,276,826
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,150	$4,550,640	(a)	$—		$—	$—	$4,674,790	4,672,454	$2,798	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,488,000	—		(110,000	)(a)	—	—	2,378,000	2,378,000	28		—
						$—	$—	$7,052,790		$2,826		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	12/17/21	$1,839	$72,091
S&P Mid 400 E-Mini Index	3	12/17/21	837	19,660
				$91,751

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Multifactor ETF
October 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,234,448,936	$—	$—	$1,234,448,936
Money Market Funds	7,052,790	—	—	7,052,790
	$1,241,501,726	$—	$—	$1,241,501,726
Derivative financial instruments(a)
Assets
Futures Contracts	$91,751	$—	$—	$91,751

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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